STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The following assumptions were used in determining the fair value of employee and vesting non-employee options during the three and six months ended June 30, 2015 and 2014:

	June 30, 2015	June 30, 2014
Risk-free interest rate	1.68% - 2.07%	2.13% - 2.73%
Dividend yield	0%	0%
Stock price volatility	123.45% - 145.24%	77.6% - 79.2%
Expected life	5 - 10 years	8-10 years
Weighted average grant date fair value	$5.98	$5.50
The following assumptions were used in determining the fair value of employee and vesting non-employee options:

	December 31, 2014	December 31, 2013
Risk-free interest rate	1.97% - 2.73%	0.62% - 0.86%
Dividend yield	0%	0%
Stock price volatility	76%-79%	35%-118%
Expected life	6-10 years	6-10 years
Weighted average grant date fair value	$5.50	$5.50

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	The following table summarizes the stock option activity for the six months ended June 30, 2015:

			Weighted Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2015	441,064	$8.44	4.2	$858,766
Granted	126,500	$6.88	10.0
Canceled/expired	(1,625)	$5.73
Outstanding at June 30, 2015	565,939	$8.09	4.9	$118,486

Exercisable at June 30, 2015	344,683	$8.05	3.7	$110,570
The following table summarizes the stock option activity for the years ended December 31, 2014 and 2013:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2013	189,211	$12.540	9.35	$—
Grants	113,171	$11.585	10.00	$—
Exercised	—
Forfeitures or expirations	(24,830)	$41.500
Outstanding at January 1, 2014	277,552	$9.570	8.7	$259,558
Grants	246,255	$6.500	10.00	$—
Exercised	(8,400)
Forfeitures or expirations	(74,352)	8.115
Outstanding at December 31, 2014	441,055	$8.435	4.2	$858,766

Exercisable at December 31, 2014	227,263	$8.110	4.3	$573,899

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table presents information related to stock options at June 30, 2015:

Options Outstanding		Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.00-5.00	165,081	4.0	149,247
5.01-12.50	375,449	5.3	174,494
12.51-25.00	15,008	4.7	15,008
25.01-45.00	10,401	4.7	5,934
	565,939	4.9	344,683
The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.00-5.00	157,581	4.6	138,831
5.50-12.50	258,074	3.7	67,499
13.00-25.00	15,000	7.4	15,000
25.50-45.00	10,400	5.2	5,933
	441,055	4.1	227,263

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]	The following table summarizes the restricted stock activity for the two years ended December 31, 2014:

Restricted shares issued as of January 1, 2013	269,133
Granted	—
Total Restricted Shares Issued at December 31, 2013	269,133
Granted	—
Total Restricted Shares Issued at December 31, 2014	269,133
Vested at December 31, 2014	(225,514)
Unvested restricted shares as of December 31, 2014	43,619

Schedule of Outstanding Warrants [Table Text Block]	The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise Price	Number Outstanding	Expiration Date
$5.00	220,913	August 2016

Schedule of Warrants Activity [Table Text Block]	The following table summarizes the warrant activity for the six months ended June 30, 2015:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2015	220,913	$5.00	1.7	$1,325,478
Grants	—			$—
Exercised	—
Forfeitures or expirations	—
Outstanding at June 30, 2015	220,913	$5.00	1.2	$110,457

Exercisable at June 30, 2015	220,913	$5.00	1.2	$110,457
The following table summarizes the warrant activity for the two years ended December 31, 2014:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2013	649,915	$3.85	4.4	$—
Issued	—
Exercised	—
Forfeitures or expirations	—
Outstanding at January 1, 2014	649,915	$3.85	3.4	$—
Grants	—	$—
Exercised	(409,823)	$2.50
Forfeitures or expirations	(19,179)	$31.00
Outstanding at December 31, 2014	220,913	$2.50	1.7	$1,325,478

Exercisable at December 31, 2014	220,913	$2.50	1.7	$1,325,478